ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2011
ACCOUNTS RECEIVABLE

Note 6          ACCOUNTS RECEIVABLE

Receivables are generally measured at their nominal value and taking into account all foreseeable risks. Probable default risks are handled with specific allowances for bad debts. With regard to the trade receivables which are neither impaired nor delinquent, there are no indications as of the financial statement date that the debtors will not meet their payment obligations.

There were no expenses incurred through derecognition of receivables in the 2011 and 2010 fiscal years.

The residual term of the receivables is less than one year with the exception of deposits provided as security presented under other financial assets.